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FORM 12b-25	SEC FILE NUMBER
811-22156

CUSIP NUMBER
NOTIFICATION OF LATE FILING

(Check one):	[_] Form 10-K [_] Form 20-F [_] Form 11-K [_] Form 10-Q [_] Form 10-D [_] Form N-SAR [X] Form N-CSR

For Period Ended: December 31, 2013
[_] Transition Report on Form 10-K
[_] Transition Report on Form 20-F
[_] Transition Report on Form 11-K
[_] Transition Report on Form 10-Q
[_] Transition Report on Form N-SAR

For the Transition Period Ended: ____________________

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

Millennium India Acquisition Company Inc.
Full Name of Registrant

Former Name if Applicable

301 Winding Road
Address of Principal Executive Office (Street and Number)

Old Bethpage, NY 11804
City, State and Zip Code

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PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☒	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
☒	(b)

The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D,or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

☐	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The Independent Registered Public Accounting Firm has not released its opinion in connection with the N-CSR filing. It is expected that the opinion will be forthcoming following the completion of additional audit procedures being performed on the disclosures of the fund.

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

	David H. Lesser	212	750-0371
	(Name)	(Area Code)	(Telephone Number)

(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).

Yes [_] NO [X]

The Registrant’s report on Form N-SAR for the period ended December 31, 2013, which is the same period as to which the report on Form N-CSR referred to herein relates, is the subject of a separate notification of late filing on Form 12b-25, filed with the Commission on March 3, 2014. That report on Form N-SAR is expected to be timely filed with the Commission by March 18, 2014.

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

Yes [_] NO [X]

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

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Millennium India Acquisition Company Inc.

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:	March 14, 2014	By:	/s/ David H. Lesser
		Name:	David H. Lesser
		Title:	Chief Executive Officer

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